Regulatory capital (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Implementation of Basel III Rules

The table below shows the schedule for implementation of Basel III rules in Brazil, as established by BACEN, and the figures refer to the percentage of ITAÚ UNIBANCO HOLDING’s risk-weighted assets.

Basel III Implentation Calendar	From January 1,
	2015	2016	2017	2018	2019
Common Equity Tier I	4.5%	4.5%	4.5%	4.5%	4.5%
Tier I	6.0%	6.0%	6.0%	6.0%	6.0%
Total Capital	11%	9.875%	9.25%	8.625%	8.0%
Additional Common Equity Tier I (ACP)	0.0%	0.625%	1.50%	2.375%	3.5%
Conservation	0%	0.625%	1.25%	1.875%	2.5%
Countercyclical(1)	0%	0%	0%	0%	0%
Systemic	0%	0%	0.25%	0.5%	1.0%
Common Equity Tier I + ACP	4.5%	5.125%	6.0%	6.875%	8.0%
Total Capital + ACP	11.0%	10.5%	10.75%	11.0%	11.5%
Prudential Adjustments Deductions	40%	60%	80%	100%	100%

(1)	ACP Countercyclical is triggered during the credit cycle expansion phase, and, currently, according to BACEN Circular 3,769, the amount required for the countercyclical capital is zero. Furthermore, in the event of increase in ACP Countercyclical, the new percentage will be effective only twelve months after it is announced.

Summary of Composition of the Referential Equity

The table below presents the composition of the referential equity segregated into Common Equity Tier I, Additional Tier I Capital and Tier II Capital, taking into consideration their respective prudential adjustments, as required by current regulations.

Composition of Referential Equity	12/31/2017	12/31/2016
Stockholders’ equity Itaú Unibanco Holding S.A. (Consolidated)	126,924	115,590
Non-controlling Interests	11,942	11,568
Changes in Subsidiaries´ Interests in Capital Transactions	1,482	2,777
Consolidated Stockholders’ Equity (BACEN)	140,348	129,935

Common Equity Tier I Prudential Adjustments	(17,952)	(14,527)
Common Equity Tier I	122,396	115,408

Additional Tier I Prudential Adjustments	57	532
Additional Tier I Capital	57	532

Tier I (Common Equity Tier I + Additional Tier I Capital)	122,453	115,940

Instruments Eligible to Comprise Tier II	19,723	23,488
Tier II Prudential Adjustments	76	49
Tier II	19,799	23,537

Referential Equity (Tier I + Tier II)	142,252	139,477

Summary of Most Significant Prudential Adjustments

The table below shows the most significant Prudential Adjustments for ITAÚ UNIBANCO HOLDING. Together, they correspond to more than 90% of the prudential adjustments as at December 31, 2017.

Composition of Prudential Adjustments	12/31/2017	12/31/2016
Goodwill paid on the acquisition of investments	8,123	7,408
Intangible assets	5,456	3,254
Tax credits	5,208	3,678
Surplus of Common Equity Tier I Capital—Noncontrolling interests	286	909
Adjustments relating to the fair value of derivatives used as cash flow hedge, for hedged items that do not have their mark-to-market adjustments accounted for	(1,399)	(1,254)
Other	278	532

Total	17,952	14,527

Summary of Subordinated Debt

Name of security / currency	Principal amount (original currency)	Issue	Maturity	Return p.a.	Account balance 12/31/2017
Subordinated financial bills—BRL
	42	2011	2018	IGPM + 7%	64
	30			IPCA + 7.53% to 7.7%	51
	6,373	2012	2018	108% to 113% of CDI	7,347
	461			IPCA + 4.4% to 6.58%	805
	3,782			100% of CDI + 1.01% to 1.32%	3,888
	112			9.95% to 11.95%	193
	2	2011	2019	109% to 109.7% of CDI	4
	1	2012	2019	110% of CDI	2
	12			11.96%	23
	100			IPCA + 4.7% to 6.3%	173
	1	2012	2020	111% of CDI	2
	20			IPCA + 6% to 6.17%	40
	6	2011	2021	109.25% to 110.5% of CDI	12
	2,307	2012	2022	IPCA + 5.15% to 5.83%	4,199
	20			IGPM + 4.63%	26
	13,269			Total	16,829
Subordinated euronotes—USD
	990	2010	2020	6.20%	3,310
	1,000	2010	2021	5.75%	3,395
	730	2011	2021	5.75% to 6.20%	2,430
	550	2012	2021	6.20%	1,819
	2,600	2012	2022	5.50% to 5.65%	8,752
	1,851	2012	2023	5.13%	6,152
	7,721			Total	25,858
Total					42,687

Summary of Risk Weighted Assets for Credit Risk (RWACPAD)

The table below shows the amounts of risk weighted assets for Credit Risk (RWACPAD):

	12/31/2017	12/31/2016
Risk exposures
Exposure Weighted by Credit Risk (RWACPAD )	660,516	669,284

a) Per Weighting Factor (FPR):
FPR at 2%	92	105
FPR at 20%	7,674	8,011
FPR at 35%	15,900	12,056
FPR at 50%	42,896	44,251
FPR at 75%	145,376	142,194
FPR at 85%	75,673	82,494
FPR at 100%	320,976	325,890
FPR at 250%	34,053	33,213
FPR at 300%	3,906	7,357
FPR up to 1250%(*)	2,096	1,608
Derivatives—Changes in the Counterparty Credit Quality	6,417	6,168
Derivatives—Future Potential Gain	5,457	5,937
b) Per Type:
Securities	45,629	45,741
Loan Operations—Retail	114,141	114,481
Loan Operations—Non-Retail	240,815	247,911
Joint Liabilities—Retail	172	205
Joint Liabilities—Non-Retail	45,405	47,108
Loan Commitments—Retail	31,058	27,504
Loan Commitments—Non-Retail	9,017	10,234
Other Exposures	174,279	176,100

(*)	Taking into consideration the application of the “F” factor required by Article 29 of BACEN Circular 3,644.

Summary of Risk-Weighted Assets of Market Risk (RWAMINT)

We present below the breakdown of Risk-weighted assets of market risk (RWAMINT), as follows:

	12/31/2017(1)	12/31/2016(2)
Market Risk Weighted Assets—Standard Aproach (RWAMPAD )	32,893	26,811
Operations subject to interest rate variations	31,076	24,919
Fixed rate denominated in Real	6,119	4,952
Foreign currency coupon	17,153	15,497
Price index coupon	7,804	4,470
Operations subject to commodity price variation	361	353
Operations subject to stock price variation	239	401
Operations subject to risk exposures in gold, foreign currency and foreign exchange variation	1,217	1,138
Minimum Market Risk Weighted Assets—Standard Aproach (RWAMPAD ) (1) (2) (a)	26,314	24,130
Market Risk Weighted Assets calculated based on internal methodology (b)	32,915	19,799
Reduction of Market Risk Weighted Assets due to Internal Models Aproach (IMA)	—	(2,681)
Market Risk Weighted Assets (RWAMINT )—maximum of (a) and (b)	32,915	24,130

(1)	Market risk weighted-assets calculated based on internal models, with maximum saving possibility of 20% of the standard model.
(2)	Market risk weighted-assets calculated based on internal models, with maximum saving possibility of 10% of the standard model.

Summary of Risk-Weighted Assets for Operational Risk (RWAOPAD)

The table below shows the amounts of risk weighted assets for Operational Risk (RWAOPAD):

	12/31/2017	12/31/2016
Risk-weighted assets of operational risk (RWAOPAD )	63,277	37,826

Retail	11,870	10,887
Commercial	24,857	24,166
Corporate finance	2,663	2,789
Negotiation and sales	7,434	(11,026)
Payments and settlement	7,532	3,418
Financial agent services	3,892	3,471
Asset management	5,010	4,109
Retail brokerage	18	12

Summary of Capital Adequacy

Composition of Referential Equity (PR)	12/31/2017	12/31/2016
Tier I	122,453	115,940

Common Equity Tier I	122,396	115,408
Additional Tier I Capital	57	532
Tier II	19,799	23,537

Deductions	—	—
Referential Equity	142,252	139,477
Minimum Referential Equity Required	69,995	72,210
Surplus Capital in relation to the Minimum Referential Equity Required	72,257	67,267
Additional Common Equity Tier I Required (ACPRequired )	11,351	4,570
Referential equity calculated for covering the interest rate risk on	2,470	2,264
operations not classified in the trading portfolio (RBAN)

Summary of Basel and Fixed Asset Ratios

The table below shows the Basel and Fixed Asset Ratios:

	12/31/2017	12/31/2016
Basel Ratio	18.8%	19.1%

Tier I	16.2%	15.9%

Common Equity Tier I	16.2%	15.8%
Additional Tier I Capital	0.0%	0.1%
Tier II	2.6%	3.2%

Fixed Asset Ratio	23.9%	25.4%
Surplus Capital in Relation to Fixed Assets	37,101	34,298